UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE APPRECIATION FUND

FORM N-Q

JULY 31, 2015

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited)	July 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.6%
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 0.8%
Johnson Controls Inc.	910,952	$41,502,973

Hotels, Restaurants & Leisure - 0.9%
Starwood Hotels & Resorts Worldwide Inc.	227,887	18,107,901
Yum! Brands Inc.	388,241	34,072,030

Total Hotels, Restaurants & Leisure		52,179,931

Media - 7.9%
Comcast Corp., Class A Shares	3,184,726	198,758,750
Walt Disney Co.	2,057,968	246,956,160

Total Media		445,714,910

Specialty Retail - 4.2%
Home Depot Inc.	1,390,076	162,680,594
TJX Cos. Inc.	1,039,370	72,568,814

Total Specialty Retail		235,249,408

TOTAL CONSUMER DISCRETIONARY		774,647,222

CONSUMER STAPLES - 9.0%
Beverages - 1.8%
Coca-Cola Co.	1,373,333	56,416,519
PepsiCo Inc.	456,785	44,011,235

Total Beverages		100,427,754

Food & Staples Retailing - 3.9%
CVS Health Corp.	1,195,550	134,463,509
Wal-Mart Stores Inc.	1,183,892	85,216,546

Total Food & Staples Retailing		219,680,055

Food Products - 1.4%
General Mills Inc.	321,622	18,721,617
Kraft Heinz Co.	296,946	23,598,298
Mondelez International Inc., Class A Shares	785,730	35,459,995

Total Food Products		77,779,910

Household Products - 1.9%
Kimberly-Clark Corp.	414,841	47,694,270
Procter & Gamble Co.	815,707	62,564,727

Total Household Products		110,258,997

TOTAL CONSUMER STAPLES		508,146,716

ENERGY - 6.9%
Energy Equipment & Services - 1.7%
Cameron International Corp.	702,240	35,435,030	*
Schlumberger Ltd.	459,605	38,064,486
Weatherford International PLC	2,134,616	22,797,699	*

Total Energy Equipment & Services		96,297,215

Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp.	594,641	44,211,559
Chevron Corp.	771,390	68,252,587
ConocoPhillips	383,227	19,291,647
Exxon Mobil Corp.	1,556,261	123,271,434
Occidental Petroleum Corp.	484,676	34,024,255

Total Oil, Gas & Consumable Fuels		289,051,482

TOTAL ENERGY		385,348,697

See Notes to Schedule of Investments.

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	SHARES	VALUE
FINANCIALS - 17.2%
Banks - 6.9%
Bank of America Corp.	824,820	$14,747,782
BB&T Corp.	526,612	21,206,665
Citigroup Inc.	1,324,555	77,433,485
JPMorgan Chase & Co.	1,918,002	131,440,677
U.S. Bancorp	883,324	39,935,078
Wells Fargo & Co.	1,761,547	101,940,725

Total Banks		386,704,412

Capital Markets - 0.9%
Bank of New York Mellon Corp.	465,974	20,223,272
Blackstone Group LP	840,328	32,982,874

Total Capital Markets		53,206,146

Consumer Finance - 1.1%
American Express Co.	225,737	17,169,556
Synchrony Financial	1,267,800	43,561,608	*

Total Consumer Finance		60,731,164

Diversified Financial Services - 2.5%
Berkshire Hathaway Inc., Class A Shares	653	139,742,000	*

Insurance - 4.3%
MetLife Inc.	1,420,927	79,202,471
Travelers Cos. Inc.	1,514,357	160,703,565

Total Insurance		239,906,036

Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.	586,241	55,757,381

Real Estate Management & Development - 0.5%
Forest City Enterprises Inc., Class A Shares	1,331,194	31,083,380	*

TOTAL FINANCIALS		967,130,519

HEALTH CARE - 16.3%
Biotechnology - 2.5%
Amgen Inc.	423,344	74,758,317
BioMarin Pharmaceutical Inc.	185,096	27,073,992	*
Celgene Corp.	275,018	36,096,112	*

Total Biotechnology		137,928,421

Health Care Equipment & Supplies - 0.8%
Medtronic PLC	581,185	45,559,092

Health Care Providers & Services - 3.6%
Aetna Inc.	74,030	8,363,169
AmerisourceBergen Corp.	266,706	28,204,160
Cardinal Health Inc.	360,671	30,649,822
Express Scripts Holding Co.	341,031	30,716,662	*
UnitedHealth Group Inc.	839,491	101,914,207

Total Health Care Providers & Services		199,848,020

Life Sciences Tools & Services - 0.8%
Thermo Fisher Scientific Inc.	343,110	47,874,138

Pharmaceuticals - 8.6%
AbbVie Inc.	584,577	40,926,236
Bristol-Myers Squibb Co.	862,440	56,610,562
Johnson & Johnson	1,244,640	124,725,374
Merck & Co. Inc.	2,027,711	119,553,841
Pfizer Inc.	2,616,240	94,341,614
Roche Holding AG, ADR	1,333,236	48,143,152

Total Pharmaceuticals		484,300,779

TOTAL HEALTH CARE		915,510,450

See Notes to Schedule of Investments.

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	SHARES	VALUE
INDUSTRIALS - 9.0%
Aerospace & Defense - 3.5%
Honeywell International Inc.	848,870	$89,173,794
Raytheon Co.	570,820	62,270,754
United Technologies Corp.	443,204	44,457,793

Total Aerospace & Defense		195,902,341

Air Freight & Logistics - 1.1%
United Parcel Service Inc., Class B Shares	636,683	65,170,872

Commercial Services & Supplies - 1.0%
Tyco International PLC	856,341	32,532,394
Waste Management Inc.	436,529	22,319,728

Total Commercial Services & Supplies		54,852,122

Electrical Equipment - 0.4%
Eaton Corp. PLC	386,178	23,394,663

Industrial Conglomerates - 3.0%
3M Co.	384,963	58,260,300
General Electric Co.	4,207,526	109,816,429

Total Industrial Conglomerates		168,076,729

TOTAL INDUSTRIALS		507,396,727

INFORMATION TECHNOLOGY - 18.5%
Communications Equipment - 0.9%
Cisco Systems Inc.	1,770,573	50,319,685

Internet Software & Services - 2.9%
Facebook Inc., Class A Shares	504,144	47,394,577	*
Google Inc., Class A Shares	86,032	56,566,040	*
Google Inc., Class C Shares	96,626	60,450,192	*

Total Internet Software & Services		164,410,809

IT Services - 2.9%
Automatic Data Processing Inc.	807,280	64,396,726
Visa Inc., Class A Shares	1,285,900	96,879,706

Total IT Services		161,276,432

Semiconductors & Semiconductor Equipment - 0.8%
Intel Corp.	777,590	22,511,230
Texas Instruments Inc.	426,772	21,330,065

Total Semiconductors & Semiconductor Equipment		43,841,295

Software - 6.4%
Adobe Systems Inc.	550,834	45,162,880	*
Microsoft Corp.	3,659,785	170,911,959
Oracle Corp.	1,337,414	53,416,315
Red Hat Inc.	534,200	42,244,536	*
SAP SE, ADR	393,310	28,188,528
VMware Inc., Class A Shares	218,890	19,509,666	*

Total Software		359,433,884

Technology Hardware, Storage & Peripherals - 4.6%
Apple Inc.	1,551,069	188,144,670
EMC Corp.	1,561,149	41,979,296
International Business Machines Corp.	186,610	30,228,954

Total Technology Hardware, Storage & Peripherals		260,352,920

TOTAL INFORMATION TECHNOLOGY		1,039,635,025

See Notes to Schedule of Investments.

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY		SHARES	VALUE
MATERIALS - 4.5%
Chemicals - 4.2%
Chemours Co.		40,478	$442,020
E.I. du Pont de Nemours & Co.		202,391	11,285,322
Ecolab Inc.		541,500	62,711,115
Monsanto Co.		98,558	10,042,074
PPG Industries Inc.		1,392,208	150,887,503

Total Chemicals			235,368,034

Metals & Mining - 0.3%
Nucor Corp.		370,820	16,367,995

TOTAL MATERIALS			251,736,029

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
AT&T Inc.		1,963,034	68,195,801
Verizon Communications Inc.		1,014,690	47,477,345

TOTAL TELECOMMUNICATION SERVICES			115,673,146

UTILITIES - 0.3%
Electric Utilities - 0.3%
Eversource Energy		361,564	17,976,962

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,640,265,118)			5,483,201,493

	RATE
SHORT-TERM INVESTMENTS - 2.4%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $134,516,510)	0.118%	134,516,510	134,516,510

TOTAL INVESTMENTS - 100.0% (Cost - $2,774,781,628#)			5,617,718,003
Liabilities in Excess of Other Assets - (0.0)%			(567,432)

TOTAL NET ASSETS - 100.0%			$5,617,150,571

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Appreciation Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$5,483,201,493	—	—	$5,483,201,493

Short-term investments†	134,516,510	—	—	134,516,510

Total investments	$5,617,718,003	—	—	$5,617,718,003

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At July 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,869,673,386
Gross unrealized depreciation	(26,737,011)

Net unrealized appreciation	$2,842,936,375

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust
By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: September 21, 2015

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: September 21, 2015